Financial Assets and Financial Liabilities (Details) - Schedule of Losses Were Recognised in Profit or Loss - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets	$ (585,070)	$ (63,092)
Fair Value at 31 December 2023	1,248,964
Share of the loss in Ateria for the period	(43,589)
Balance at 31 December 2023	1,205,375
Balance at 1 July 2023	1,834,034
Level 2 [Member]
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets	(221,620)
Fair Value at 31 December 2023
Share of the loss in Ateria for the period
Balance at 31 December 2023
Balance at 1 July 2023	221,620
Level 3 [Member]
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets	(363,450)
Fair Value at 31 December 2023	1,248,964
Share of the loss in Ateria for the period	(43,589)
Balance at 31 December 2023	1,205,375
Balance at 1 July 2023	$ 1,612,414